Oakmark International Small Cap (Prospectus Summary): | Oakmark International Small Cap

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark International Small Cap Fund, the following replaces the third sentence of the second paragraph under "Principal Investment Strategy" on page 36 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments.

PROSUPMAY11